Deferred tax, Deferred Tax Liabilities (Details) - USD ($) $ in Millions	12 Months Ended	18 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Deferred tax liabilities [Abstract]
Deferred tax liabilities	$ (1,479.8)	$ (326.7)
Impact of adoption of IFRS15	(17.3)
Foreign exchange adjustment	(12.1)	11.9
Effect of change in tax rates - charged to consolidated statement of comprehensive income		989.8
Deferred tax liabilities	(1,296.6)	(1,479.8)
Jurisdictional offsetting	309.5	309.3
Deferred tax liabilities, after jurisdictional offsetting	(987.1)	(1,170.5)
Intangible Fixed Assets [Member]
Deferred tax liabilities [Abstract]
Deferred tax liabilities	(1,448.5)	(311.7)
Impact of adoption of IFRS15	0.0
Foreign exchange adjustment	(12.1)	11.9
Effect of change in tax rates - charged to consolidated statement of comprehensive income		982.0
Deferred tax liabilities	(1,257.1)	(1,448.5)
Other Temporary Differences [Member]
Deferred tax liabilities [Abstract]
Deferred tax liabilities	(31.3)	(15.0)
Impact of adoption of IFRS15	(17.3)
Foreign exchange adjustment	0.0	0.0
Effect of change in tax rates - charged to consolidated statement of comprehensive income		7.8
Deferred tax liabilities	(39.5)	(31.3)
Continuing Operation [Member]
Deferred tax liabilities [Abstract]
Charged/(credited) to consolidated statement of comprehensive income	154.7	174.8
Credited to other comprehensive income	14.0
Continuing Operation [Member] | Intangible Fixed Assets [Member]
Deferred tax liabilities [Abstract]
Charged/(credited) to consolidated statement of comprehensive income	155.5	186.8
Credited to other comprehensive income	14.0
Continuing Operation [Member] | Other Temporary Differences [Member]
Deferred tax liabilities [Abstract]
Charged/(credited) to consolidated statement of comprehensive income	(0.8)	(12.0)
Credited to other comprehensive income	0.0
Discontinued Operations [Member]
Deferred tax liabilities [Abstract]
Charged/(credited) to consolidated statement of comprehensive income	43.9	10.5
Discontinued Operations [Member] | Intangible Fixed Assets [Member]
Deferred tax liabilities [Abstract]
Charged/(credited) to consolidated statement of comprehensive income	34.0	10.5
Discontinued Operations [Member] | Other Temporary Differences [Member]
Deferred tax liabilities [Abstract]
Charged/(credited) to consolidated statement of comprehensive income	$ 9.9	0.0
HPE Software Business [Member]
Deferred tax liabilities [Abstract]
Acquisition of subsidiaries		(2,336.2)
HPE Software Business [Member] | Intangible Fixed Assets [Member]
Deferred tax liabilities [Abstract]
Acquisition of subsidiaries		(2,324.1)
HPE Software Business [Member] | Other Temporary Differences [Member]
Deferred tax liabilities [Abstract]
Acquisition of subsidiaries		(12.1)
COBOL-IT [Member]
Deferred tax liabilities [Abstract]
Acquisition of subsidiaries		(3.9)
COBOL-IT [Member] | Intangible Fixed Assets [Member]
Deferred tax liabilities [Abstract]
Acquisition of subsidiaries		(3.9)
COBOL-IT [Member] | Other Temporary Differences [Member]
Deferred tax liabilities [Abstract]
Acquisition of subsidiaries		$ 0.0